Investments in Associates and Joint Ventures - Summary of Reconciliation to Carrying Amount of Investment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Share of equity attributable to Sanofi	€ (58,876)	€ (58,070)	[1]	€ (57,552)	[1]
Goodwill	44,235	40,264	[1]	40,287	[1]
Carrying amount of the investment in Regeneron	€ 3,402	€ 2,847		€ 2,892
Regeneron [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Percentage of interest in associate	22.00%	22.00%		22.00%
Share of equity attributable to Sanofi	€ 1,806	€ 1,167		€ 1,081
Goodwill	858	810		835
Fair value remeasurements of assets and liabilities at the acquisition date	873	938		1,065
Other items	(482)	(419)		(431)
Carrying amount of the investment in Regeneron	€ 3,055	€ 2,496		€ 2,550

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).